Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Allowances for accounts receivable, Recovered in the year	$ 6,400,000	$ 28,500,000
Prepaid land use rights, charge duration	50 to 70 years
Acquired intangible assets, charge duration	three to ten years